Annual Fund Operating Expenses - BBH INCOME FUND	Dec. 31, 2025	[1]
CLASS N SHARES
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.37%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.33%	[2]
Expenses (as a percentage of Assets)	0.70%
CLASS I SHARES
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.37%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.07%	[2]
Expenses (as a percentage of Assets)	0.44%

[1]	Fees reflected in the table as of January 1, 2026.
[2]	Other Expenses for Class N Shares are based on estimated amounts for the current fiscal year.